Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases
Unguaranteed residual value of sales-type and direct financing leases	$ 422	$ 335
Maturity analysis of the lease payments due on sales-type and direct financing leases
2023	1,692
2024	1,173
2025	738
2026	330
2027	87
Thereafter	3
Total undiscounted cash flows	4,023
Present value of lease payments (recognized as financing receivables)	3,672
Difference between undiscounted cash flows and discounted cash flows	$ 351